Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Everspin Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37900
Entity Tax Identification Number	26-2640654
Entity Address, Address Line One	5670 W. Chandler Blvd.
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	480
Local Phone Number	347-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	MRAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001438423